CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk
Cash and cash equivalents			$ 54,517	$ 53,797
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)			10.00%
Net sales	[1]		$ 14,052	15,921	$ 24,310
China
Concentration Risk
Net sales			1,735	1,858		$ 2,286
Cash and Cash Equivalents | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 43,200	$ 50,100
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)			0.00%	0.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)			88.00%	91.00%
Net sales			$ 23,000
Accounts Receivable | Customer Concentration Risk | Customer B | Subsequent Event
Concentration Risk
Net sales		$ 3,000
Subsidiaries | China
Concentration Risk
Cash and cash equivalents			13,500	$ 12,200
Subsidiaries | Cash and Cash Equivalents | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 13,500	$ 12,200

[1]	Revenue recognized for the years ended December 31, 2022, 2021 and 2020 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.3 million, $0.4 million and $1.2 million, respectively.